Statements of Operations - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
INTEREST EARNED ON MARKETABLE SECURITIES HELD IN TRUST ACCOUNT		$ 2,826
OPERATING EXPENSES	(248)	(3,098)
NET LOSS FOR THE PERIOD	$ (248)	$ (272)
WEIGHTED AVERAGE OF CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (in Shares)	1,517,241	20,000,000
BASIC AND DILUTED EARNING PER CLASS A ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION, see Note 4 (in Dollars per share)	$ 2.6	$ 0.02
WEIGHTED AVERAGE OF NON-REDEEMABLE CLASS A AND CLASS B ORDINARY SHARES (in Shares)	5,102,994	5,945,715
BASIC AND DILUTED LOSS PER NON-REDEEMABLE CLASS A AND CLASS B ORDINARY SHARES, see Note 4 (in Dollars per share)	$ (0.82)	$ (0.12)